RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS	12 Months Ended
Dec. 31, 2013
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS [Abstract]
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS
NOTE 7:-	RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS

The following table summarizes the balances recorded on the Company's financial statements with respect to the research and development funding arrangements:

	December 31,
	2013	2012

Embedded Derivatives (a) (b)	$12,431	$6,864
mAb Participation Interest (b)	758	744
Liability with respect to outstanding options to non-employee (c)	-	264

	$13,189	$7,872

a.
On December 29, 2010 (the "Issuance Date") the Company signed a funding arrangement (the "Pipeline Funding Arrangement") with an investor in partial support of its research and development activities with respect to novel therapeutic product candidates. According to the Pipeline Funding Arrangement the Company received $ 5,000 in consideration of:

(1)	Warrants to purchase 500,000 Ordinary shares at a fixed exercise price of $ 6.00 per share until June 30, 2013 ("Detachable Warrants") and,

(2)
An entitlement to receive a portion of future income received by Compugen related to possible commercialization and post-marketing fees related to certaindesignated product candidates ("Participation Rights").

(3)	An option to exchange its Participation Rights for a fixed amount of 833,334 Ordinary shares at any time through June 30, 2013 (the "Conversion Alternative").

As of the Issuance Date, all of the five designated product candidates were pursued in the Company's validation pipeline. Furthermore, the Company had an obligation to continue the research and developments activities on a best effort basis and to issue to the investor an "Annual Report" containing a summary report for each such designated product candidate, providing general information with respect to what research was conducted by Compugen since the Issuance Date or the prior Annual Report (as applicable).

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivative and Hedging" the Company considered the Participation Rights as well as the New Arrangement Rights of the instrument issued to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (that are the Conversion Alternative and the New Arrangement Rights) as those instruments do not have fixed settlement provisions.

Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

The Company has further determined that the Detachable Warrants should be accounted for and classified as an equity component since the warrants have fixed settlement provisions as stated above.

As per the above, at the issuance date the consideration of $ 5,000 was allocated as determined by the Company assisted by the work of a third party valuator:

(1)	An amount of $ 999 was allocated to the equity component net of $ 61 issuance expenses.

(2)
An amount of $ 3,940 was allocated to the Research and Development Component and it was entirely assigned to the Participation Rights and the Conversion Alternative measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 228, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

b.
On December 20, 2011 (the "Effective Date"), the Company entered into an additional funding arrangement ("mAb Funding Arrangement and, together with the Pipeline Funding Arrangement, the "Funding Arrangements") with the same investor, pursuant to which the Company was to receive a total of $ 8,000 (the "Funding Amount") in order to fund certain research and development activities preformed on a best effort basis, in consideration for an entitlement to receive a portion of future income derived from certain monoclonal antibody ("mAb") product candidates ("Products") that are successfully commercialized or are licensed out as defined in the agreement ("mAb Participation Interest").

According to the mAb Funding Arrangement the Funding Amount should have been paid in three installments, $ 2,000 was paid on December 21, 2011. The investor was committed to invest additional $ 3,000 on or before June 30, 2012 and additional $ 3,000 on or before September 30, 2012.

Pursuant to the mAb Funding Arrangement, in the event the remaining funds are not transferred, the Company had the right to exchange the relative Funding Amount for Company's Ordinary Shares, at the price of $ 6.00 per share (the "Company Option"), and the Company would then have no obligations towards the investor under the mAb Funding Arrangement.

The mAb Participation Interest from the Products, was calculated on a sliding scale mainly as fraction of the Funding Amount, relative to total amount invested both by the investor and the Company in the Products, provided that the investor will be entitled to no less than ten percent of such future payments related to any qualifying Products. The investor had the right, during the first quarter of 2014, to waive its rights to the mAb Participation Interest in exchange for a fixed amount of 1,455,000 Ordinary shares (the "Exchange Option").

On July 24, 2012 the Company entered into an amendment ("First Amendment") to the mAb Funding Agreement, pursuant to which the number of specified Compugen-identified targets in the field of oncology against which mAb product candidates that are subject to the mAb Participation Interest was reduced from twelve to eight, and the payment dates for the $ 6,000 of the Funding Amount remaining to be paid were amended such that $ 1,000 was to be paid on or before July 31, 2012 and $ 5,000 was to be paid on or before December 31, 2012. $ 1,000 was paid on July 27, 2012.

On December 27, 2012, the Company entered into a second amendment ("Second Amendment") to the mAb Funding Arrangement, pursuant to which:

(1)
The number of specified Compugen-identified targets in the field of oncology against which mAb product candidates that are subject to the mAb Participation Interest was reduced from eight to six. However, according to this Amendment, in the event the investor increases its funding in the Company's research and development activities to an aggregate of $ 10,500 the number of targets that are subject to the mAb Participation Interest will revert to eight.

(2)	The term for the remaining payment of between $ 5,000 and $ 7,500 has been revised and this amount is due to be paid no later than April 30, 2013.

(3)
The Exchange Option was postponed to the first quarter of 2015. In addition, the exchange shares amount has been modified and will now be determined by dividing the funding amount that was paid by the investor and the average closing price of the Company's Ordinary shares during twenty trading days prior the actual exchange date as described in the Second Amendment.

On April 19, 2013, the Company received from the research and development funding arrangements investor the remaining final funding amount of $ 5,000 under the mAb Funding Arrangement.  In connection with the payment of the final $ 5,000 payment under the mAb Funding Arrangement, as amended the Company entered into an amendment ("Third Amendment") to the Funding Arrangements, pursuant to which the following terms would apply to all investments under the Funding Arrangement as amended:

(1)	The mAb Funding Arrangement was terminated.

(2)
Until June 30, 2015, the investor has the right to receive 10% of the Research and Development Component received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to certain designated product candidates (the "Amended Participation Rights").

(3)
The term of the Conversion Alternative under the Pipeline Funding Arrangement has been extended to June 30, 2015 and the exchange shares amount will be determined based on the aggregate funding amount of $ 13,000 paid by the investor in connection to the Funding Arrangements, less 50% of any Amended Participation Rights paid to the investor by Compugen, divided by the average closing price of the Company's Ordinary shares during twenty (20) trading days prior the actual exchange date provided however that the exchange price shall not be lower than $ 3.00 per share, and shall not exceed $ 12.00 per share.

(4)	The warrants granted to the investor under the Pipeline Funding Arrangements to purchase up to 500,000 of the Company's Ordinary shares has been replaced with a new warrant to purchase up to 500,000 of the Company's Ordinary shares, exercisable at $ 7.50 per share through June 30, 2015.

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivative and Hedging" the Company considered the mAb Participation Interest to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (the Exchange Option and the Company Option) as those instruments do not have fixed settlement provisions. Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives are being re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses).

The Research and Development component was calculated as residual between the payments received and the embedded derivatives (as mentioned below), recorded at cost and has been amortized over the period in which the development is being provided in connection with the relevant designated product candidates as deduction from research and development expenses in the consolidated statements of comprehensive loss. As of December 31, 2013 and 2012 the Research and Development Component amounted of $ 758 and $ 744. During the years ended December 31, 2013 and 2012 the Company has amortized of the Research and Development Component within research and development funding arrangement amounted of $ 230 and $ 130, respectively.

As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

In measuring the fair value the Company considered the various amendments in the terms of the embedded derivatives.

As per the above, the first payment in 2011 of $ 2,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 443 was allocated as Research and Development Component to liability component.

•
An amount of $ 1,557 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 463, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

The second payment in 2012 of $ 1,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 431 was allocated as Research and Development Component to liability component.

•
An amount of $ 569 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. No additional Issuance expenses were allocated to this component.

The third payment in 2013 of $ 5,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 244 was allocated as Research and Development Component to liability component.

•
An amount of $ 4,756 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. No additional issuance expenses were allocated to this component.

As of December 31, 2013, the Company re-measured the embedded derivatives in the Research and Development Component and recorded an accumulated $ 811 as financial expenses in the consolidated statements of comprehensive loss.

Following the First, Second and Third Amendments, as of December 31, 2013 and 2012, the Company selected the Monte Carlo Simulation model as the methodology for determining the fair value for the embedded derivatives.

These option-pricing models require a number of assumptions, of which the most significant are the expected share price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	Year ended December 31, 2013	Year ended December 31, 2012
	Amended Funding Arrangement	mAb Funding Arrangement	Pipeline Funding Arrangement

Risk-free interest rate (1)	0.25%	0.28%	0.11%
Expected volatility (2)	55.65%	47.46%	48.02%
Expected life (in years) (3)	1.5	2.25	0.5
Expected dividend yield (4)	0	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

c.
As part of issuance expenses the Company granted, and committed to grant upon execution of the remaining payments by the investor, up to 100,000 options to an agent and cash payment of $ 80. As of December 31, 2011, the Company recorded $ 453 as finance expenses, net related to these awards, based on its fair value, $ 284 out of which were classified as part of research and development funding arrangements and others account. Based on ASC 505, the Company re-measured the options which are classified as liability and recorded $ 104 and $ 20 as financial income in the consolidated statements of comprehensive loss during the year ended December 31, 2013 and 2012 (See also Note 13), respectively.

Subject to the final $ 5,000 payment under the mAb Funding Arrangement the liability related to the options of non-employee amounted of $ 160 was classified to equity.

In April 2013, following receipt of the final funding amount of $ 5,000 under the mAb Funding Arrangement and grant of the remaining options to an agent, the remaining re-measured outstanding liability was classified to the Company's additional-paid-in-capital (See also Note 11).